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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 29, 2006



VIA EDGAR
placecountry-regionUnited States Securities & Exchange Commission addressStreet100 F Street, N.E.
placeCityWashington, StateDC  PostalCode20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Bond Fund, MFS(R) Intermediate Investment Grade Bond Fund, MFS(R) Limited Maturity Fund, MFS(R) Municipal Limited Maturity Fund, MFS(R) Research Bond Fund and MFS(R) Research Bond Fund J (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 63 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 2006.

         Please call the undersigned at (617) 954-4340 or Nickolas Connery at
(617) 954-6124 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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